NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 8,465	$ 8,249
Assets	45,965	46,890
Current liabilities	3,120	2,086
Total liabilities	14,676	14,583
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	2,408	3,351
Non-current assets	13,863	13,750
Assets	16,271	17,101
Current liabilities	586	561
Non-current liabilities	1,135	1,244
Total liabilities	1,721	1,805
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Current assets	485	394
Non-current assets	5,003	4,724
Assets	5,488	5,118
Current liabilities	889	633
Non-current liabilities	1,421	1,249
Total liabilities	2,310	1,882
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	437	637
Non-current assets	1,917	1,798
Assets	2,354	2,435
Current liabilities	800	926
Non-current liabilities	422	526
Total liabilities	1,222	1,452
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Current assets	928	444
Non-current assets	3,602	4,712
Assets	4,530	5,156
Current liabilities	189	141
Non-current liabilities	560	575
Total liabilities	749	716
Tongon [Member]
Disclosure of subsidiaries [line items]
Current assets	158	205
Non-current assets	165	192
Assets	323	397
Current liabilities	170	76
Non-current liabilities	46	59
Total liabilities	$ 216	$ 135